Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	£ 319,319	£ 328,792
Loss allowance	828	1,303
Provisions	366	468
Total ECL	£ 866	£ 1,377
Coverage	0.30%	0.40%
Retail mortgage offers in pipeline	£ 10,600	£ 7,700
On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	281,571	285,622
Loss allowance	£ 828	£ 1,302
Coverage	0.30%	0.50%
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 37,748	£ 43,170
Provisions	£ 38	£ 75
Coverage	0.10%	0.20%
Customer loans | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 210,600	£ 210,400
Loans and advances to banks | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	1,400	2,000
Sovereign assets measured at amortized cost | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	13,200	20,800
Financial assets measured at fair value through other comprehensive income | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	5,900	9,000
Cash and balances at central banks | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	50,500	43,500
Retail Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	185,608	178,452
Loss allowance	£ 368	£ 550
Coverage	0.20%	0.30%
Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 29,371	£ 26,610
Provisions	£ 21	£ 38
Coverage	0.10%	0.10%
Homes | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 177,297	£ 169,801
Loss allowance	£ 186	£ 277
Coverage	0.10%	0.20%
Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 15,950	£ 13,276
Provisions	£ 5	£ 3
Coverage	0.00%	0.00%
Everyday Banking
Disclosure of credit risk exposure [line items]
Loss allowance	£ 198	£ 308
Everyday Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	8,311	8,651
Loss allowance	£ 182	£ 273
Coverage	2.20%	3.20%
Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 13,421	£ 13,334
Provisions	£ 16	£ 35
Coverage	0.10%	0.30%
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	£ 52	£ 118
Consumer Finance | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	4,984	8,024
Loss allowance	£ 52	£ 118
Coverage	1.00%	1.50%
Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 314	£ 237
Provisions	£ 0	£ 0
Coverage	0.00%	0.00%
Corporate & Commercial Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 16,997	£ 17,626
Loss allowance	£ 407	£ 577
Coverage	2.40%	3.30%
Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 7,694	£ 6,877
Provisions	£ 16	£ 26
Coverage	0.20%	0.40%
Corporate Centre | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 73,982	£ 78,735
Loss allowance	£ 1	£ 35
Coverage	0.00%	0.00%
Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 369	£ 585
Corporate & Investment Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		2,785
Loss allowance		£ 22
Coverage		0.80%
Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		£ 8,861
Provisions		£ 11
Coverage		0.10%
Stage 1
Disclosure of credit risk exposure [line items]
Exposure	298,285	£ 307,416
Total ECL	£ 133	£ 216
Coverage	0.00%	0.10%
Stage 1 | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 262,134	£ 265,619
Loss allowance	£ 115	£ 186
Coverage	0.00%	0.10%
Stage 1 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 36,151	£ 41,797
Provisions	£ 18	£ 30
Coverage	0.00%	0.10%
Stage 1 | Retail Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 171,791	£ 165,570
Loss allowance	£ 53	£ 56
Coverage	0.00%	0.00%
Stage 1 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 29,123	£ 26,313
Provisions	£ 12	£ 18
Coverage	0.00%	0.10%
Stage 1 | Homes | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 164,381	£ 157,614
Loss allowance	£ 9	£ 15
Coverage	0.00%	0.00%
Stage 1 | Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 15,851	£ 13,180
Provisions	£ 5	£ 2
Coverage	0.00%	0.00%
Stage 1 | Everyday Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 7,410	£ 7,956
Loss allowance	£ 44	£ 41
Coverage	0.60%	0.50%
Stage 1 | Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 13,272	£ 13,133
Provisions	£ 7	£ 16
Coverage	0.10%	0.10%
Stage 1 | Consumer Finance | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 4,760	£ 7,587
Loss allowance	£ 18	£ 44
Coverage	0.40%	0.60%
Stage 1 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 314	£ 237
Provisions	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Corporate & Commercial Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 11,812	£ 11,167
Loss allowance	£ 44	£ 46
Coverage	0.40%	0.40%
Stage 1 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 6,391	£ 6,050
Provisions	£ 5	£ 8
Coverage	0.10%	0.10%
Stage 1 | Corporate Centre | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 73,771	£ 78,708
Loss allowance	£ 0	£ 35
Coverage	0.00%	0.00%
Stage 1 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 323	£ 567
Stage 1 | Corporate & Investment Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		2,587
Loss allowance		£ 5
Coverage		0.20%
Stage 1 | Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		£ 8,630
Provisions		£ 4
Coverage		0.00%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	18,013	£ 18,380
Total ECL	£ 330	£ 592
Coverage	1.80%	3.20%
Stage 2 | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 16,497	£ 17,107
Loss allowance	£ 314	£ 556
Coverage	1.90%	3.30%
Stage 2 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 1,516	£ 1,273
Provisions	£ 16	£ 36
Coverage	1.10%	2.80%
Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 11,897	£ 11,261
Coverage	1.60%	2.90%
Stage 2 | Retail Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 11,693	£ 11,005
Loss allowance	£ 178	£ 313
Coverage	1.50%	2.80%
Stage 2 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 204	£ 256
Provisions	£ 8	£ 19
Coverage	3.90%	7.40%
Stage 2 | Homes | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 11,118	£ 10,388
Loss allowance	£ 88	£ 130
Coverage	0.80%	1.30%
Stage 2 | Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 81	£ 82
Provisions	£ 0	£ 1
Coverage	0.00%	1.20%
Stage 2 | Everyday Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 575	£ 617
Loss allowance	£ 90	£ 183
Coverage	15.70%	29.70%
Stage 2 | Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 123	£ 174
Provisions	£ 8	£ 18
Coverage	6.50%	10.30%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 200	£ 379
Coverage	8.50%	9.80%
Stage 2 | Consumer Finance | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 200	£ 379
Loss allowance	£ 17	£ 37
Coverage	8.50%	9.80%
Stage 2 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provisions	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 5,661	£ 6,266
Coverage	2.20%	3.20%
Stage 2 | Corporate & Commercial Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 4,395	£ 5,498
Loss allowance	£ 119	£ 189
Coverage	2.70%	3.40%
Stage 2 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 1,266	£ 768
Provisions	£ 8	£ 10
Coverage	0.60%	1.30%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 255	£ 45
Coverage	0.00%	0.00%
Stage 2 | Corporate Centre | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 209	£ 27
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 46	£ 18
Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 429
Coverage	0.00%	5.60%
Stage 2 | Corporate & Investment Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		£ 198
Loss allowance		£ 17
Coverage		8.60%
Stage 2 | Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		£ 231
Provisions		£ 7
Coverage		3.00%
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 3,021	£ 2,996
Total ECL	£ 403	£ 569
Coverage	13.30%	19.00%
Stage 3 | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 2,940	£ 2,896
Loss allowance	£ 399	£ 560
Coverage	13.60%	19.30%
Stage 3 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 81	£ 100
Provisions	£ 4	£ 9
Coverage	4.90%	9.00%
Stage 3 | Retail Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 2,124	£ 1,877
Loss allowance	£ 137	£ 181
Coverage	6.50%	9.60%
Stage 3 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 44	£ 41
Provisions	£ 1	£ 1
Coverage	2.30%	2.40%
Stage 3 | Homes | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 1,798	£ 1,799
Loss allowance	£ 89	£ 132
Coverage	4.90%	7.30%
Stage 3 | Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 18	£ 14
Provisions	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Everyday Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 326	£ 78
Loss allowance	£ 48	£ 49
Coverage	14.70%	62.80%
Stage 3 | Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 26	£ 27
Provisions	£ 1	£ 1
Coverage	3.80%	3.70%
Stage 3 | Consumer Finance | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 24	£ 58
Loss allowance	£ 17	£ 37
Coverage	70.80%	63.80%
Stage 3 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provisions	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 826	£ 1,020
Stage 3 | Corporate & Commercial Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	790	961
Loss allowance	£ 244	£ 342
Coverage	30.90%	35.60%
Stage 3 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 37	£ 59
Provisions	£ 3	£ 8
Coverage	8.10%	13.60%
Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 2	£ 0
Stage 3 | Corporate Centre | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	2	0
Loss allowance	£ 1	£ 0
Coverage	50.00%	0.00%
Stage 3 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Stage 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		0
Stage 3 | Corporate & Investment Banking | On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		0
Loss allowance		£ 0
Coverage		0.00%
Stage 3 | Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure		£ 0
Provisions		£ 0
Coverage		0.00%